GENERAL (Details Textual) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended		3 Months Ended		6 Months Ended	9 Months Ended	12 Months Ended												159 Months Ended	162 Months Ended
	Aug. 31, 2013	Jul. 31, 2012	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2001	Dec. 31, 2006	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Mar. 31, 2006	Mar. 31, 2005	Mar. 31, 2004	Mar. 31, 2003	Mar. 31, 2002	Dec. 31, 2013	Mar. 31, 2014	May 21, 2004
General And Going Concern [Line Items]
Common Stock, Shares, Issued			176,803,587				176,263,587	150,085,035											176,263,587	176,803,587
Common Stock, Shares, Outstanding			176,803,587				176,263,587	150,085,035											176,263,587	176,803,587
Net Income (Loss) Attributable To Parent			$ (2,111)	$ (1,082)	$ (17)	$ (3,924)	$ (4,899)	$ (3,430)	$ (3,918)	$ (2,419)	$ (1,781)	$ (3,472)	$ (6,244)	$ (3,317)	$ (18,840)	$ (73)	$ (47)	$ (26)	$ (52,407) [1]	$ (54,518) [2]
Development Stage Enterprise, Deficit Accumulated During Development Stage			54,518				52,407	47,508											52,407	54,518
Common Stock Transferred As Per Purchase Agreement																					6,880,000
Stockholders Equity, Reverse Stock Split			between 1-for-10 and 1-for-20				between 1-for-10 and 1-for-20
Stock Issued During Period, Value, New Issues	$ 4,000	$ 5,700					$ 2,497			$ 400
Common Stock, Par Or Stated Value Per Share			$ 0.00005				$ 0.00005	$ 0.00005											$ 0.00005	$ 0.00005	$ 0.00005
Purchase Agreement [Member]
General And Going Concern [Line Items]
Common Stock, Shares, Issued																					10,238,000
Common Stock, Shares, Outstanding																					10,238,000

[1]	Out of which, $163, relating to the period from inception to March 31 2004, is unaudited.
[2]	Out of the which, cash flows used in discontinued operating activities of $36, cash flows used in discontinued investing activities of $16 and cash flows provided in discontinued financing activities of $57, relating to the period from inception to March 31, 2004, is unaudited.